Notes to Condensed Consolidated Financial Statements (Details Narrative) - shares	4 Months Ended		6 Months Ended
	Nov. 30, 2016	Nov. 30, 2015	Nov. 30, 2016	Nov. 30, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Weighted Average Number of Shares Outstanding, Basic and Diluted	3,415,683	3,370,018	3,418,508	3,374,214